Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
Supplement [Text Block]	fwisi_SupplementTextBlock

Federated Emerging Market Debt Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
CLASS F SHARES (TICKER IHIFX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO PROSPECTUS DATED MARCH 30, 2012

1. The Class F Shares will be closed to new accounts and new investment (excluding reinvestment of dividends and other distributions) as of October 1, 2012.

2. All Class F Shares will be converted to Class A Shares as of close of business on November 9, 2012. As such, please delete all references to Class F Shares effective close of business on November 9, 2012.

3. Under the heading entitled, "Fund Summary Information," please delete the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES" in its entirety and replace it with the following:

"RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Institutional Shares (IS) of the Fund. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.

Shareholder Fees (fees paid directly from your investment)	A	B	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	0.75%	0.75%	None
Other Expenses	0.81%	0.81%	0.81%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.67%	2.42%	2.42%	1.23%
Fee Waivers and/or Expense Reimbursements[1]	0.48%	0.48%	0.48%	0.29%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.19%	1.94%	1.94%	0.94%

1Effective March 30, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$612	$953	$1,317	$2,337
Expenses assuming no redemption	$612	$953	$1,317	$2,337
B:
Expenses assuming redemption	$795	$1,155	$1,491	$2,583
Expenses assuming no redemption	$245	$755	$1,291	$2,583
C:
Expenses assuming redemption	$345	$755	$1,291	$2,756
Expenses assuming no redemption	$245	$755	$1,291	$2,756
IS:
Expenses assuming redemption	$125	$390	$676	$1,489
Expenses assuming no redemption	$125	$390	$676	$1,489

4. Under the heading entitled, "Fund Summary Information," please delete the section entitled "Average Annual Total Return Table" in its entirety and replace it with the following:

"Average Annual Total Return Table

The Fund's IS class commenced operations on March 30, 2012. For the period prior to commencement of operations of IS class, the performance information shown is for the Fund's A class. The performance of A class has not been adjusted to reflect the expenses of IS class since IS class has a lower expense ratio than the expense ratio of A class. The performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to commencement of operations of IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C and IS classes will differ from those shown below for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2011)

	1 Year	5 Years	10 Years
A:
Return Before Taxes	1.61%	6.63%	10.58%
Return After Taxes on Distributions	(0.28)%	4.22%	7.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	4.21%	7.37%
B:
Return Before Taxes	0.02%	6.49%	10.42%
C:
Return Before Taxes	4.65%	6.81%	10.25%
IS:
Return Before Taxes	6.34%	7.40%	10.89%
JPMorgan Emerging Markets Bond Index Global [1] (reflects no deduction for fees, expenses or taxes)	8.46%	8.08%	11.04%

1The JPMorgan Emerging Markets Bond Index Global is a total return, trade weighted index for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities in 33 countries."

Federated Emerging Market Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fwisi_SupplementTextBlock

Federated Emerging Market Debt Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
CLASS F SHARES (TICKER IHIFX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO PROSPECTUS DATED MARCH 30, 2012

1. The Class F Shares will be closed to new accounts and new investment (excluding reinvestment of dividends and other distributions) as of October 1, 2012.

2. All Class F Shares will be converted to Class A Shares as of close of business on November 9, 2012. As such, please delete all references to Class F Shares effective close of business on November 9, 2012.

3. Under the heading entitled, "Fund Summary Information," please delete the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES" in its entirety and replace it with the following:

"RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Institutional Shares (IS) of the Fund. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.

Shareholder Fees (fees paid directly from your investment)	A	B	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	None	0.75%	0.75%	None
Other Expenses	0.81%	0.81%	0.81%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.67%	2.42%	2.42%	1.23%
Fee Waivers and/or Expense Reimbursements[1]	0.48%	0.48%	0.48%	0.29%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.19%	1.94%	1.94%	0.94%

1Effective March 30, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$612	$953	$1,317	$2,337
Expenses assuming no redemption	$612	$953	$1,317	$2,337
B:
Expenses assuming redemption	$795	$1,155	$1,491	$2,583
Expenses assuming no redemption	$245	$755	$1,291	$2,583
C:
Expenses assuming redemption	$345	$755	$1,291	$2,756
Expenses assuming no redemption	$245	$755	$1,291	$2,756
IS:
Expenses assuming redemption	$125	$390	$676	$1,489
Expenses assuming no redemption	$125	$390	$676	$1,489

4. Under the heading entitled, "Fund Summary Information," please delete the section entitled "Average Annual Total Return Table" in its entirety and replace it with the following:

"Average Annual Total Return Table

The Fund's IS class commenced operations on March 30, 2012. For the period prior to commencement of operations of IS class, the performance information shown is for the Fund's A class. The performance of A class has not been adjusted to reflect the expenses of IS class since IS class has a lower expense ratio than the expense ratio of A class. The performance of A class has been adjusted to remove any voluntary waiver of Fund expenses related to A class that may have occurred during the period prior to commencement of operations of IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C and IS classes will differ from those shown below for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2011)

	1 Year	5 Years	10 Years
A:
Return Before Taxes	1.61%	6.63%	10.58%
Return After Taxes on Distributions	(0.28)%	4.22%	7.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	4.21%	7.37%
B:
Return Before Taxes	0.02%	6.49%	10.42%
C:
Return Before Taxes	4.65%	6.81%	10.25%
IS:
Return Before Taxes	6.34%	7.40%	10.89%
JPMorgan Emerging Markets Bond Index Global [1] (reflects no deduction for fees, expenses or taxes)	8.46%	8.08%	11.04%

1The JPMorgan Emerging Markets Bond Index Global is a total return, trade weighted index for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities in 33 countries."